Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Schedule of property and equipment, net of accumulated depreciation
%

Computers	15 – 33
Equipment	7 – 33
Office furniture	6 – 15
Leasehold improvements	*)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Schedule of fair value for options granted using the black-scholes option-pricing model
	2014	2015	2016

Dividend yield	*)	0%	0%
Expected volatility	*)	64%- 69%	68%-71%
Risk-free interest	*)	1.12%-1.63%	0.83%-0.97%
Expected life (in years)	*	4.375	2.98
*) No grants were made in 2014.
Schedule of fair value, assets and liabilities measured on recurring basis

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$961,922	$961,922
Capital note	-	-	43,568	43,568

Total financial liabilities	-	-	$1,005,490	$1,005,490

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	-	-	$1,117,321	$1,117,321
Capital note	-	-	45,493	45,493

Total financial liabilities	-	-	$1,162,814	$1,162,814

Schedule of liabilities measured at fair value on a recurring basis
Level 3

Balance at January 1, 2014	$-

Fair value of warrants and capital note	882,298

Balance at December 31, 2014	882,298

Fair value of warrants to investors	142,470
Changes in Fair value of warrants and capital note	(19,278)

Balance at December 31, 2015	1,005,490

Fair value of warrants to investors	183,260
Changes in Fair value of warrants and capital note	(25,936)

Balance at December 31, 2016	$1,162,814